Offerings - Offering: 1	Mar. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	12,516,070
Proposed Maximum Offering Price per Unit	4.24
Maximum Aggregate Offering Price	$ 53,068,137.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,328.71
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends, or similar transactions.

Calculated pursuant to Rule 457(c) under the Securities Act upon the basis of the average of the high and low prices of the shares of Common Stock of the Company as reported on the Nasdaq Capital Market as of March 16, 2026.